UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund : FAWXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$5,130,564,185
Number of Holdings	457
What did the Fund invest in?
(as of July 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	82.6
8-30	0.7
31-60	4.8
61-90	0.7
91-180	1.5
>180	8.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 46.8
Tender Option Bond - 33.2
Municipal Securities - 13.4
Commercial Paper - 1.9
Net Other Assets (Liabilities) - 4.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914428.102    6959-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund Premium Class : FSNXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$5,130,564,185
Number of Holdings	457
What did the Fund invest in?
(as of July 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	82.6
8-30	0.7
31-60	4.8
61-90	0.7
91-180	1.5
>180	8.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 46.8
Tender Option Bond - 33.2
Municipal Securities - 13.4
Commercial Paper - 1.9
Net Other Assets (Liabilities) - 4.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914427.102    422-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund Institutional Class : FNKXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$5,130,564,185
Number of Holdings	457
What did the Fund invest in?
(as of July 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	82.6
8-30	0.7
31-60	4.8
61-90	0.7
91-180	1.5
>180	8.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 46.8
Tender Option Bond - 33.2
Municipal Securities - 13.4
Commercial Paper - 1.9
Net Other Assets (Liabilities) - 4.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914426.102    1869-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Money Market Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New York Municipal Money Market Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 13.4%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.41% tender 1/15/2047 (b)(g)	1,100,000	1,100,000
New Jersey,New York - 0.0%
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 5% 10/15/2026	400,000	401,935
Port Auth NY & NJ 5% 9/15/2026 (e)	400,000	401,013
Port Auth NY & NJ Series 195, 5% 10/1/2026 (e)	450,000	451,631
Port Auth NY & NJ Series 231, 5% 8/1/2026 (e)	705,000	705,000
Port Auth NY & NJ Series 246, 5% 9/1/2026 (e)	215,000	215,338

TOTAL NEW JERSEY,NEW YORK		2,174,917
New York - 13.4%
New York - 13.4%
General Obligations - 12.5%
Allegany Cnty NY Gen. Oblig. BAN Series 2026, 3.5% 3/31/2027	20,000,000	20,137,111
Amherst NY Cent Sch Dist BAN 4% 8/5/2026	1,225,000	1,225,180
Arlington NY Cent Sch Dist BAN Series 2025, 3.5% 10/29/2026	8,161,000	8,176,880
Beekmantown NY Cent Sch Dist BAN Series 2026, 4% 7/22/2027	6,150,315	6,215,397
Brockport NY Cent Sch Dist BAN Series 2026, 3.5% 6/25/2027	14,500,000	14,601,374
Bronxville NY Gen. Oblig. BAN Series 2026, 3.5% 3/31/2027	5,093,027	5,130,273
Brookhaven NY Gen. Oblig. BAN Series 2026, 4% 6/23/2027	8,350,000	8,439,195
Carmel NY Cent Sch Dist BAN Series 2025, 3.5% 10/16/2026	7,500,000	7,513,227
Cattaraugus Cnty NY Gen. Oblig. BAN Series 2025, 3.75% 8/19/2026	10,753,699	10,758,960
City of New York NY Gen. Oblig. 5% 3/1/2027	100,000	101,245
City of New York NY Gen. Oblig. 5% 8/1/2026	9,275,000	9,275,000
City of New York NY Gen. Oblig. 5% 8/1/2026	2,500,000	2,500,000
City of New York NY Gen. Oblig. 5% 8/1/2026	1,445,000	1,445,000
City of New York NY Gen. Oblig. 5% 8/1/2026	1,190,000	1,190,000
City of New York NY Gen. Oblig. 5% 8/1/2026	745,000	745,000
City of New York NY Gen. Oblig. 5% 8/1/2026	430,000	430,000
City of New York NY Gen. Oblig. Series 1, 5% 8/1/2026	550,000	550,000
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2026	1,320,000	1,320,000
City of New York NY Gen. Oblig. Series 2019 E, 5% 8/1/2026	180,000	180,000
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2026	335,000	335,000
City of New York NY Gen. Oblig. Series 2023 G, 5% 8/1/2026	495,000	495,000
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2026	2,260,000	2,260,000
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	530,000	530,000
City of New York NY Gen. Oblig. Series C, 5% 8/1/2026	1,375,000	1,375,000
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	400,000	400,000
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	880,000	880,000
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 5% 8/1/2026	300,000	300,000
City of New York NY Gen. Oblig. Series FISCAL 2018 A, 5% 8/1/2026	2,020,000	2,020,000
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2026	700,000	700,000
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2026	725,000	727,692
City of New York NY Gen. Oblig. Series FISCAL 2021 SUB B 1, 5% 11/1/2026	600,000	603,618
City of New York NY Gen. Oblig. Series FISCAL 2022 1, 5% 9/1/2026	150,000	150,292
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2026	900,000	901,624
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2026	275,000	275,000
City of New York NY Gen. Oblig. Series FISCAL 2025 E, 5% 8/1/2026	200,000	200,000
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2026	365,000	365,690
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2026	535,000	535,000
Colonie NY Gen. Oblig. BAN Series 2026B, 3.5% 3/5/2027	5,600,000	5,627,552
County of Schoharie NY Gen. Oblig. BAN Series 2026, 3.5% 5/14/2027	23,000,000	23,134,984
Depew NY Un Free Sch Dist BAN Series 2026, 4% 10/28/2026	5,400,000	5,413,464
Geneva NY City Sch Dist BAN Series 2026, 4.5% 7/29/2027	15,000,000	15,231,184
Greenburgh NY Gen. Oblig. BAN Series 2026 A, 3.5% 2/19/2027	7,531,676	7,579,319
Greene CO NY Gen. Oblig. BAN Series 2025, 3.75% 12/11/2026	20,000,000	20,076,741
Haldane Cent Sch Dist NY Philipstown BAN Series 2026 A, 3.5% 6/11/2027	20,181,294	20,328,345
Hamburg Town NY Gen. Oblig. BAN Series 2026, 3.5% 4/15/2027	9,679,700	9,734,770
Hamburg Village NY Gen. Oblig. BAN Series 2025, 3.75% 9/17/2026	8,975,000	8,987,156
Harrison N Y Gen. Oblig. BAN Series 2025A, 3.5% 12/2/2026	11,259,960	11,291,720
Hempstead Vlg NY Gen. Oblig. BAN Series 2026, 3.5% 4/30/2027	15,000,000	15,095,796
Hendrick Hudson Cent Sch Dist NY Westchester BAN Series 2025B, 3.5% 11/19/2026	8,475,116	8,493,506
Jamesville-Dewitt Central School District BAN Series 2026, 4% 7/23/2027	14,370,000	14,527,957
Lakeland Cent Sch Dis NY BAN Series 2025, 3.75% 8/14/2026	5,040,000	5,041,571
Lakeland Cent Sch Dis NY BAN Series 2026, 4% 8/13/2027 (f)	5,705,000	5,763,134
Liverpool NY Cent Sch Dist BAN Series 2025, 3.75% 9/18/2026	7,425,000	7,435,174
Livonia NY Cent Sch Dist BAN Series 2026, 3.5% 6/24/2027	36,162,370	36,411,507
Longwood Cent Sch Dist Suffolk Co NY BAN Series 2025, 4% 9/18/2026	3,785,000	3,791,400
Malverne NY Gen. Oblig. BAN Series 2026, 3.5% 4/29/2027	5,105,000	5,139,340
Mamaroneck NY Gen. Oblig. BAN Series 2026, 4% 8/12/2027 (f)	8,328,400	8,425,592
Mamaroneck Vllg NY Gen. Oblig. BAN Series 2026 A, 3.5% 10/15/2026	8,000,000	8,012,429
Mamaroneck Vllg NY Gen. Oblig. BAN Series 2026B, 3.5% 5/28/2027	3,404,240	3,425,197
Montgomery NY Gen. Oblig. BAN Series 2025C, 3.5% 8/28/2026	5,300,000	5,303,157
North Hempstead NY Gen. Oblig. BAN Series 2025 B, 4% 9/18/2026	4,620,903	4,628,801
North Hempstead NY Gen. Oblig. BAN Series 2026A, 4% 3/19/2027	28,020,000	28,321,800
Ossining Union Free School District BAN Series 2026, 3.5% 4/23/2027	8,000,000	8,054,946
Ossining Village NY Gen. Oblig. BAN Series 2025, 4% 9/17/2026	6,918,802	6,930,719
Oyster Bay NY Gen. Oblig. BAN 3.75% 3/5/2027	9,545,000	9,625,040
Oyster Bay NY Gen. Oblig. BAN Series 2025, 4% 8/21/2026	2,795,000	2,796,792
Peekskill NY Gen. Oblig. BAN Series 2025, 3.75% 8/21/2026	11,590,946	11,597,246
Penfield Csd NY BAN Series 2026, 4% 6/24/2027	10,000,000	10,111,628
Port Chester NY Gen. Oblig. BAN Series 2026, 3.25% 4/30/2027	10,000,000	10,018,934
Poughkeepsie Town NY Gen. Oblig. BAN Series 2026, 3.5% 4/23/2027	13,200,000	13,293,440
Queensbury NY Un Free Sch Dist BAN Series 2025, 3.75% 9/18/2026	12,000,000	12,016,444
Sag Harbor NY Gen. Oblig. BAN Series 2026B, 3.5% 1/15/2027	6,000,000	6,031,288
Smithtown NY Gen. Oblig. BAN 3.5% 4/9/2027	6,700,000	6,745,844
South Colonie NY Cent Sch Dist BAN Series 2026B, 4% 7/8/2027	4,735,359	4,783,934
South Orangetown NY Cent Sch Dist BAN Series 2025B, 4% 8/5/2026	690,000	690,097
Southern Cayuga Cent Sch Dist NY BAN Series 2026 B, 4% 7/15/2027	5,000,000	5,052,820
Stillwater NY Cent Sch Dist BAN Series 2026, 3.5% 6/30/2027	6,756,878	6,795,221
Tonawanda City NY Gen. Oblig. BAN Series 2026, 3.5% 5/27/2027	13,975,250	14,057,674
Tonawanda Town NY Gen. Oblig. BAN Series 2025, 4% 8/21/2026	6,222,230	6,225,871
Valhalla NY Un Free Sch Dist BAN Series 2026, 3.5% 6/16/2027	6,155,071	6,198,536
Vestal NY Gen. Oblig. BAN Series 2025 C, 4% 8/7/2026	1,243,668	1,243,820
Vestal NY Gen. Oblig. BAN Series 2025B, 3.75% 8/7/2026	9,401,209	9,402,499
Vestal NY Gen. Oblig. BAN Series 2025D, 3.75% 8/7/2026	10,711,999	10,713,842
Warwick Vy Cent Sch Dist NY BAN Series 2026B, 4% 7/16/2027	1,639,909	1,654,209
Washingtonville NY Cent Sch Dist BAN Series 2026, 4% 6/30/2027	14,750,000	14,910,944
Webster Town NY Gen. Oblig. BAN Series 2025, 4% 8/25/2026	1,541,000	1,542,469
West Babylon NY Un Free Sch Ds BAN Series 2026A, 4% 6/23/2027	5,725,894	5,784,041
West Genesee Cent Sch Dist NY BAN Series 2026B, 4% 7/16/2027	9,420,497	9,527,417
West Seneca NY Gen. Oblig. BAN Series 2026, 3.5% 2/5/2027	19,327,315	19,440,104
Whitesboro NY Cent Sch Dist BAN Series 2026, 3.5% 6/25/2027	24,490,000	24,667,820
		640,122,993
Housing - 0.2%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2026 I, 2.7% tender 5/1/2036 (b)	9,000,000	9,000,000
Other - 0.6%
New York City Trust For Cultural Res (American Museum Naturl History Proj.) Series 2014 B1, SIFMA Municipal Swap Index + 0.04%, 2.2% tender 4/1/2044 (b)(g)	15,000,000	15,000,000
Trust for Cultural Resources of The City of New York/The (American Museum Naturl History Proj.) Series 2014 B2, SIFMA Municipal Swap Index x 0%, 2.2% tender 4/1/2044 (b)(g)	13,100,000	13,100,000
		28,100,000
Special Tax - 0.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025ASUB A1, 5% 11/1/2026	800,000	804,402
New York NY City Transitional Fin Auth Rev 5% 11/1/2026	250,000	251,448
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	215,000	216,137
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2026	840,000	844,900
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2026	500,000	502,850
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2026	825,000	829,831
New York NY City Transitional Fin Auth Rev Series FISCAL 2023A SUB A 1, 5% 8/1/2026	485,000	485,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2026	1,000,000	1,005,599
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5% 2/1/2027	175,000	177,062
NY Payroll Mobility Tax 5% 11/15/2026	740,000	744,858
		5,862,087
Transportation - 0.0%
Triborough Brdg & Tunl NY Revs 5% 11/15/2026	125,000	125,744
Triborough Brdg & Tunl NY Revs Series 2017C 1, 5% 11/15/2026	100,000	100,610
		226,354
TOTAL NEW YORK		683,311,434
TOTAL MUNICIPAL SECURITIES (Cost $686,586,351)		686,586,351

Tender Option Bond - 33.2%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Black Belt Energy Gas District Participating VRDN Series 5088, 2.36% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(d)	5,200,000	5,200,000
Black Belt Energy Gas District Participating VRDN Series 5104, 2.36% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(d)	4,605,000	4,605,000
TOTAL ALABAMA		9,805,000
Alaska - 0.0%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.39% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	700,000	700,000
Arizona - 0.2%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.36% (b)(d)	500,000	500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.39% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 2.39% (b)(c)(d)	1,300,000	1,300,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 2.39% (b)(c)(d)	625,000	625,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 2.39% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	700,000	700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.39% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.39% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 2.39% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,000,000	1,000,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 2.39% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	760,000	760,000
Arizona Ind Dev Auth Participating VRDN 2.39% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,900,000	3,900,000
TOTAL ARIZONA		10,985,000
Delaware - 0.0%
Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 2.39% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,400,000	1,400,000
Illinois - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.41% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,000,000	1,000,000
Iowa - 0.0%
Iowa Fin Auth Rev Participating VRDN Series 2026 MIZ9261, 2.46% 5/27/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
Minnesota - 0.0%
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,700,000	1,700,000
Mississippi - 0.0%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.39% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,155,000	1,155,000
Missouri - 0.1%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.39% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,100,000	1,100,000
St Louis MO Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.39% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	700,000	700,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.39% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,200,000	1,200,000
TOTAL MISSOURI		3,000,000
New Jersey,New York - 1.6%
Port Auth NY & NJ Participating VRDN 2.19% 12/1/2048 (Liquidity Facility Citibank NA) (b)(d)(e)	5,700,000	5,700,000
Port Auth NY & NJ Participating VRDN 2.21% 1/15/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	6,665,000	6,665,000
Port Auth NY & NJ Participating VRDN 2.21% 11/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	2,310,000	2,310,000
Port Auth NY & NJ Participating VRDN 2.21% 11/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	1,740,000	1,740,000
Port Auth NY & NJ Participating VRDN 2.22% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	340,000	340,000
Port Auth NY & NJ Participating VRDN 2.23% 7/15/2036 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(e)	4,970,000	4,970,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0377, 2.22% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	10,125,000	10,125,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0379, 2.22% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	4,405,000	4,405,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0394, 2.22% 7/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	9,880,000	9,880,000
Port Auth NY & NJ Participating VRDN Series 2022 YX1178, 2.2% 7/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	9,550,000	9,550,000
Port Auth NY & NJ Participating VRDN Series 2022 ZL0270, 2.2% 7/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,470,000	1,470,000
Port Auth NY & NJ Participating VRDN Series 2023 XF1622, 2.19% 10/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,475,000	1,475,000
Port Auth NY & NJ Participating VRDN Series 2023 XF3184, 2.19% 11/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	8,975,000	8,975,000
Port Auth NY & NJ Participating VRDN Series 2023 XG0526, 2.22% 12/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	7,400,000	7,400,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1989, 2.22% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	2,025,000	2,025,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1991, 2.22% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	3,690,000	3,690,000
TOTAL NEW JERSEY,NEW YORK		80,720,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.46% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,520,015	2,520,015
New Mexico St Hosp Equip Ln Co Participating VRDN Series 2025 005, 2.41% 8/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,200,000	2,200,000
TOTAL NEW MEXICO		4,720,015
New York - 30.7%
Battery Pk City Auth NY Rev Participating VRDN Series 2025 XL0726, 2.19% 11/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	5,000,000	5,000,000
Battery Pk City Auth NY Rev Participating VRDN Series 2025 ZL0718, 2.19% 11/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,225,000	2,225,000
City of New York NY Gen. Oblig. Participating VRDN 2.19% 10/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,800,000	1,800,000
City of New York NY Gen. Oblig. Participating VRDN 2.19% 3/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,860,000	2,860,000
City of New York NY Gen. Oblig. Participating VRDN 2.19% 4/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	5,800,000	5,800,000
City of New York NY Gen. Oblig. Participating VRDN 2.97% 8/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	11,000,000	11,000,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XF1339, 2.19% 5/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,045,000	2,045,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XM1006, 2.19% 5/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,400,000	2,400,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XM1009, 2.19% 5/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,445,000	4,445,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XF1888, 3.1% 9/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,025,000	3,025,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XF8095, 3.1% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	935,000	935,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XM1310, 2.97% 8/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,950,000	1,950,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XM1331, 3.1% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	6,670,000	6,670,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 ZF1927, 2.19% 4/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,500,000	2,500,000
City of New York NY Gen. Oblig. Participating VRDN Series 2026 XF8151, 2.19% 2/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,500,000	2,500,000
Delaware County Cap Res Corp NY Rev Participating VRDN Series 2025 BAML5068, 2.21% 4/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	23,625,000	23,625,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2026 MIZ9267, 2.44% 6/30/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	19,000,000	19,000,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.19% 2/15/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,250,000	2,250,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.19% 2/15/2042 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,185,000	4,185,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.19% 2/15/2047 (Liquidity Facility Citibank NA) (b)(d)	6,250,000	6,250,000
Long Island Pwr Auth Elec Sys Rev Participating VRDN Series 2023 XF1626, 2.19% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	2,640,000	2,640,000
Nassau Cnty NY Gen. Oblig. Participating VRDN 2.19% 4/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,105,000	2,105,000
Nassau Cnty NY Gen. Oblig. Participating VRDN Series 2025 XF1967, 2.19% 4/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,665,000	2,665,000
Nassau Cnty NY Gen. Oblig. Participating VRDN Series 2025 ZF1995, 2.19% 4/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,630,000	2,630,000
Nassau Cnty NY Gen. Oblig. Participating VRDN Series 2025 ZF8073, 2.19% 4/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,500,000	2,500,000
New York City Gen Oblig Participating VRDN Series E 166, 2.19% 8/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	29,000,000	29,000,000
New York City Gen Oblig Participating VRDN Series E 170, 2.19% 8/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	53,300,000	53,300,000
New York City Gen Oblig Participating VRDN Series E 88, 2.19% 6/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	4,830,000	4,830,000
New York City Gen. Oblig. Participating VRDN 2.19% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	5,000,000	5,000,000
New York City Gen. Oblig. Participating VRDN 2.19% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	49,000,000	49,000,000
New York City Gen. Oblig. Participating VRDN 3.1% 3/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	13,435,000	13,435,000
New York City Housing Development Corp Participating VRDN Series 2025 CF7048, 2.19% 5/1/2058 (Liquidity Facility Citibank NA) (b)(d)	17,345,000	17,345,000
New York City Housing Development Corp Participating VRDN Series 2025 CF7066, 2.19% 11/1/2048 (Liquidity Facility Citibank NA) (b)(d)	16,885,000	16,885,000
New York City Housing Development Corp Participating VRDN Series 2025 XG0620, 3.1% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,000,000	2,000,000
New York City Housing Development Corp Participating VRDN Series 2025 XM1319, 3.1% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,500,000	4,500,000
New York City Housing Development Corp Participating VRDN Series 2025 ZF8089, 2.19% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,270,000	4,270,000
New York City Housing Development Corp Participating VRDN Series 2025 ZF8090, 2.19% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,685,000	4,685,000
New York City Housing Development Corp Participating VRDN Series 2026 XL0745, 2.19% 11/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,130,000	2,130,000
New York City Housing Development Corp Participating VRDN Series 2026 XL0754, 2.19% 11/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,690,000	4,690,000
New York City Housing Development Corp Participating VRDN Series 2026 XX1455, 2.19% 5/1/2056 (Liquidity Facility Barclays Bank PLC) (b)(d)	17,495,000	17,495,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 2.19% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	79,400,000	79,400,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN Series G 127, 2.19% 6/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	6,335,000	6,335,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN Series G 130, 2.19% 6/15/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	6,250,000	6,250,000
New York City Transitional Fin Auth Rev Participating VRDN 3.1% 8/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	24,700,000	24,700,000
New York City Transitional Finance Authority Participating VRDN 2.19% 11/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,975,000	2,975,000
New York City Transitional Finance Authority Participating VRDN 2.19% 11/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	3,515,000	3,515,000
New York City Transitional Finance Authority Participating VRDN 2.19% 11/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,260,000	1,260,000
New York City Transitional Finance Authority Participating VRDN 2.19% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,220,000	2,220,000
New York City Transitional Finance Authority Participating VRDN 2.19% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,290,000	4,290,000
New York City Transitional Finance Authority Participating VRDN 2.19% 5/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,000,000	3,000,000
New York City Transitional Finance Authority Participating VRDN 2.19% 5/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,675,000	4,675,000
New York City Transitional Finance Authority Participating VRDN 2.97% 5/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	20,605,000	20,605,000
New York City Transitional Finance Authority Participating VRDN 3.1% 5/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,125,000	3,125,000
New York City Transitional Finance Authority Participating VRDN 3.1% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,750,000	3,750,000
New York City Transitional Finance Authority Participating VRDN 3.1% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	6,800,000	6,800,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XF3182, 2.19% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,755,000	2,755,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XX1323, 2.19% 5/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,000,000	6,000,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XX1324, 2.19% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,500,000	7,500,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF1937, 2.97% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,500,000	2,500,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF1938, 2.97% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,665,000	6,665,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF3384, 2.19% 5/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	835,000	835,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XG0624, 2.97% 5/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	10,015,000	10,015,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XM1261, 2.19% 5/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,500,000	2,500,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XM1262, 2.19% 5/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,250,000	1,250,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XM1309, 3.1% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,750,000	3,750,000
New York City Transitional Finance Authority Participating VRDN Series 2025 YX1419, 2.19% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,015,000	2,015,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF1906, 2.19% 2/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,875,000	1,875,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3391, 2.19% 5/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,815,000	2,815,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3465, 2.19% 5/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	6,570,000	6,570,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3489, 2.19% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,725,000	3,725,000
New York City Transitional Finance Authority Participating VRDN Series 2026 XF3518, 2.19% 2/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,185,000	3,185,000
New York City Transitional Finance Authority Participating VRDN Series 2026 YX1480, 2.19% 11/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,930,000	2,930,000
New York Convention Ctr Dev Corp Participating VRDN Series 2025 CF7059, 2.21% 11/15/2045 (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
New York Dorm Auth Rev Participating VRDN Series 2020 XG0276, 2.97% 7/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,255,000	2,255,000
New York Dorm Auth Rev Participating VRDN Series 2022 XG0375, 2.21% 5/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,415,000	3,415,000
New York Dorm Auth Rev Participating VRDN Series E 146, 2.19% 5/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,000,000	3,000,000
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.46% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	58,600,000	58,600,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.19% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	30,365,000	30,365,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.19% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	119,605,000	119,605,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF0865, 2.21% 11/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	5,670,000	5,670,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 2.19% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,305,000	4,305,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 2.19% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	14,700,000	14,700,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 2.19% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,800,000	5,800,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2023 XF1614, 2.19% 11/15/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	1,245,000	1,245,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2023 XF3105, 2.19% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,000,000	4,000,000
New York Metropolitan Trans Auth Rev Participating VRDN Series G 152, 2.19% 11/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,100,000	3,100,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.19% 11/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,935,000	3,935,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.19% 11/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,400,000	2,400,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.19% 2/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,000,000	2,000,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 011, 2.19% 8/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,540,000	6,540,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1629, 3.1% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	16,245,000	16,245,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1643, 2.19% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,910,000	2,910,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1644, 2.19% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	12,940,000	12,940,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2025 XF1942, 2.19% 11/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,520,000	3,520,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2025 ZL0685, 2.19% 11/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,750,000	3,750,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.18% 6/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(d)	11,595,000	11,595,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	8,080,000	8,080,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,100,000	2,100,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,875,000	1,875,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,665,000	1,665,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,350,000	3,350,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	6,760,000	6,760,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,785,000	4,785,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,750,000	2,750,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.19% 6/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,830,000	2,830,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 3.1% 6/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF1500, 2.19% 6/15/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	15,920,000	15,920,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF1646, 2.19% 6/15/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,500,000	3,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF1882, 2.19% 6/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,000,000	3,000,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF8114, 3.1% 6/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	13,500,000	13,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XL0617, 2.19% 6/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,980,000	3,980,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XL0723, 2.97% 6/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	5,170,000	5,170,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF1978, 2.19% 6/15/2048 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,520,000	6,520,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF1986, 2.19% 6/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,845,000	4,845,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF3408, 2.19% 6/15/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF8011, 2.19% 6/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,515,000	6,515,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2026 XF8142, 2.19% 6/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,670,000	2,670,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 5107, 2.19% 6/15/2046 (Liquidity Facility JP Morgan Securities LLC) (b)(d)	3,130,000	3,130,000
New York St Dorm Auth Revs Non St Supported Debt Participating VRDN Series 2023 XL0463, 2.19% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,215,000	5,215,000
New York St Dorm Auth St Pers Income Tax Rev Participating VRDN Series G 133, 2.19% 3/15/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	5,700,000	5,700,000
New York St Hsg Fin Agy Participating VRDN 2.19% 5/1/2055 (Liquidity Facility Citibank NA) (b)(d)	10,100,000	10,100,000
New York St Hsg Fin Agy Participating VRDN Series 2025 XF8096, 2.19% 5/1/2069 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	8,400,000	8,400,000
New York St Hsg Fin Agy Participating VRDN Series 2026 CF7084, 2.19% 11/1/2053 (Liquidity Facility Citibank NA) (b)(d)	10,725,000	10,725,000
New York St Hsg Fin Agy Rev Participating VRDN Series 2025 MIZ9226, 2.39% 8/14/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	51,680,000	51,680,000
New York St Hsg Fin Agy Rev Participating VRDN Series 2025 MIZ9239, 2.46% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	18,000,000	18,000,000
New York St Hsg Fin Agy Rev Participating VRDN Series 2026 MIZ9256, 2.46% 4/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	15,000,000	15,000,000
New York St Hsg Fin Agy Rev Participating VRDN Series 2026 MIZ9257, 2.26% 11/1/2046 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	79,330,000	79,330,000
New York Thruway Auth Gen Rev Participating VRDN Series 2019 XF0847, 2.19% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	7,780,000	7,780,000
New York Trans Dev Corp Participating VRDN Series 2025 YX1440, 2.19% 12/31/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,805,000	2,805,000
New York Trans Dev Corp Participating VRDN 2.19% 12/31/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,375,000	3,375,000
New York Trans Dev Corp Participating VRDN 2.19% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	11,450,000	11,450,000
New York Trans Dev Corp Participating VRDN 2.2% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,995,000	5,995,000
New York Trans Dev Corp Participating VRDN 2.26% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(d)(e)	21,750,000	21,750,000
New York Trans Dev Corp Participating VRDN 3.02% 6/30/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	5,000,000	5,000,000
New York Trans Dev Corp Participating VRDN Series 2016 XX1038, 2.2% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,670,000	4,670,000
New York Trans Dev Corp Participating VRDN Series 2023 XG0542, 2.19% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	10,000,000	10,000,000
New York Trans Dev Corp Participating VRDN Series 2023 XL0526, 2.2% 6/30/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(d)(e)	7,275,000	7,275,000
New York Trans Dev Corp Participating VRDN Series 2023 XL0527, 2.19% 6/30/2060 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(e)	59,600,000	59,600,000
New York Trans Dev Corp Participating VRDN Series 2023 ZF3214, 2.19% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	13,330,000	13,330,000
New York Trans Dev Corp Participating VRDN Series 2024 XF3229, 2.19% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,790,000	4,790,000
New York Trans Dev Corp Participating VRDN Series 2024 XL0568, 3% 12/31/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(e)	2,930,000	2,930,000
New York Trans Dev Corp Participating VRDN Series 2025 XF8004, 3.02% 6/30/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	14,835,000	14,835,000
New York Trans Dev Corp Participating VRDN Series 2025 XG0623, 2.21% 6/30/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	5,065,000	5,065,000
New York Trans Dev Corp Participating VRDN Series 2025 XM1295, 3.02% 6/30/2060 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	32,290,000	32,290,000
New York Trans Dev Corp Participating VRDN Series G 158, 2.19% 11/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	7,600,000	7,600,000
NY City Hsg Dev Corp Multifamily Hsg Rev Participating VRDN Series 2025 CF7057, 2.19% 11/1/2047 (Liquidity Facility Citibank NA) (b)(d)	16,705,000	16,705,000
NY Hsg Fin Auth Participating VRDN Series 2024 MIZ9204, 3.15% 11/1/2044 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	31,350,000	31,350,000
NY Payroll Mobility Tax Participating VRDN 2.19% 5/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,875,000	1,875,000
NY Payroll Mobility Tax Participating VRDN Series 2022 XM0994, 2.19% 5/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	5,335,000	5,335,000
Sleepy Hollow NY Loc Dev Corp Rev Participating VRDN Series 2026 MIZ9250, 2.46% 2/1/2066 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	19,695,000	19,695,000
State of New York Mortgage Agency Participating VRDN Series 2023 XF1521, 2.19% 10/1/2043 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	1,260,000	1,260,000
Triborough Brdg & Tunl NY Revs Participating VRDN 2.19% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,500,000	2,500,000
Triborough Brdg & Tunl NY Revs Participating VRDN 2.19% 11/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,750,000	2,750,000
Triborough Brdg & Tunl NY Revs Participating VRDN 2.19% 11/15/2057 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,375,000	3,375,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1615, 2.19% 11/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	8,225,000	8,225,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1651, 2.19% 11/15/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	3,750,000	3,750,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1665, 2.19% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,305,000	3,305,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2025 XM1306, 2.19% 11/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	6,000,000	6,000,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2025 ZF3419, 2.19% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,000,000	2,000,000
Utility Debt Securitization Authority Participating VRDN Series 2025 ZF1984, 2.19% 12/15/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,565,000	6,565,000
TOTAL NEW YORK		1,573,575,000
New York,Non-state Specific - 0.1%
New York City Transitional Finance Authority Participating VRDN Series 2026 XF3509, 2.19% 2/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,145,000	2,145,000
New York City Transitional Finance Authority Participating VRDN Series 2026 XF8168, 2.19% 11/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,200,000	3,200,000
TOTAL NEW YORK,NON-STATE SPECIFIC		5,345,000
New York,Pennsylvania - 0.1%
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF1907, 2.19% 5/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,750,000	3,750,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.39% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Texas - 0.1%
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,980,000	1,980,000
Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 2.39% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
TOTAL TEXAS		2,880,000
TOTAL TENDER OPTION BOND (Cost $1,702,235,015)		1,702,235,015

Variable Rate Demand Note - 46.8%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.37% 8/1/2036 VRDN (b)(e)	7,421,000	7,421,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.6% 8/1/2063 VRDN (b)(e)	9,600,000	9,600,000
TOTAL ALABAMA		17,021,000
Arizona - 0.0%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.36% 5/1/2029 VRDN (b)	1,300,000	1,300,000
Arkansas - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.35% 1/2/2033 VRDN (b)(e)	4,600,000	4,600,000
Florida - 0.9%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.15% 6/1/2045 VRDN (b)(e)	9,200,000	9,200,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.2% 12/1/2048 VRDN (b)(e)	5,100,000	5,100,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.15% 12/1/2046 VRDN (b)(e)	6,000,000	6,000,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.2% 12/1/2046 VRDN (b)(e)	1,600,000	1,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.15% 5/1/2046 VRDN (b)(e)	4,600,000	4,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.35% 5/1/2054 VRDN (b)(e)	8,500,000	8,500,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.25% 5/1/2054 VRDN (b)(e)	9,100,000	9,100,000
TOTAL FLORIDA		44,100,000
Georgia - 0.2%
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 2.25% 6/1/2049 VRDN (b)	1,500,000	1,500,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.37% 11/1/2047 VRDN (b)(e)	6,500,000	6,500,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.35% 6/1/2049 VRDN (b)(e)	600,000	600,000
TOTAL GEORGIA		8,600,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.15% 12/1/2038 VRDN (b)(e)	1,700,000	1,700,000
Iowa - 0.6%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.4% 7/1/2038 VRDN (b)(e)	11,800,000	11,800,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.15% 12/1/2047 VRDN (b)(e)	17,600,000	17,600,000
TOTAL IOWA		29,400,000
Kansas - 0.1%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.45% 9/1/2035 VRDN (b)	3,200,000	3,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.45% 9/1/2035 VRDN (b)	800,000	800,000
TOTAL KANSAS		4,000,000
Kentucky - 0.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.3% 7/1/2060 VRDN (b)(e)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.3% 7/1/2060 VRDN (b)(e)	1,910,000	1,910,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.3% 8/1/2061 VRDN (b)(e)	13,225,000	13,225,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.5% 8/1/2061 VRDN (b)(e)	400,000	400,000
TOTAL KENTUCKY		15,735,000
Louisiana - 0.2%
St James Parish LA Rev (Nucor Corp Proj.) 2.34% 11/1/2040 VRDN (b)	4,200,000	4,200,000
St James Parish LA Rev (Nucor Corp Proj.) 2.4% 11/1/2040 VRDN (b)	6,425,000	6,425,000
TOTAL LOUISIANA		10,625,000
Nebraska - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.37% 11/1/2026 VRDN (b)(e)	800,000	800,000
New York - 43.8%
Amherst NY Csd (Ubf Faculty-Student Housing Proj.) 2.26% 10/1/2035, LOC HSBC Bank USA NA VRDN (b)	3,270,000	3,270,000
Battery Pk City Auth NY Rev Series 2019D 2, 2.95% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	2,000,000	2,000,000
City of New York NY Gen. Oblig. 2.25% 3/1/2039 (Liquidity Facility Barclays Bank PLC) VRDN (b)	25,680,000	25,680,000
City of New York NY Gen. Oblig. 3% 4/1/2038 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	17,345,000	17,345,000
City of New York NY Gen. Oblig. Series 2013 A 3, 3% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	10,640,000	10,640,000
City of New York NY Gen. Oblig. Series 2013A5, 2.15% 10/1/2042 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	11,875,000	11,875,000
City of New York NY Gen. Oblig. Series 2014 D 4, 2.95% 8/1/2040, LOC TD Bank NA VRDN (b)	4,205,000	4,205,000
City of New York NY Gen. Oblig. Series 2014 I 2, 3.05% 3/1/2040 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	7,600,000	7,600,000
City of New York NY Gen. Oblig. Series 2015 F 5, 3.05% 6/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (b)	25,000,000	25,000,000
City of New York NY Gen. Oblig. Series 2015 F6, 3.05% 6/1/2044 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	8,685,000	8,685,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 3, 2.95% 9/1/2049 (Liquidity Facility Bank of Montreal/Chicago IL) VRDN (b)	14,400,000	14,400,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 2.95% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	29,995,000	29,995,000
City of New York NY Gen. Oblig. Series G 2, 2.95% 2/1/2055 (Liquidity Facility Bank of America NA) VRDN (b)	13,230,000	13,230,000
City of New York NY Series FISCAL 2017A SUB A4, 3.05% 8/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	49,430,000	49,430,000
Long Island Pwr Auth NY Elec Series 2026A, 2.05% 9/1/2042, LOC Bank of America NA VRDN (b)	22,640,000	22,640,000
Metropolitan Transn Auth NY Rv 2.18% 11/1/2026, LOC TD Bank NA VRDN (b)	175,000	175,000
Metropolitan Transn Auth NY Rv 2.95% 11/1/2030, LOC Bank of America NA VRDN (b)	20,100,000	20,100,000
Metropolitan Transn Auth NY Rv Series 2015 E 1, 3.05% 11/15/2050, LOC Barclays Bank PLC VRDN (b)	14,330,000	14,330,000
Metropolitan Transn Auth NY Rv Series 2015 E 3, 2.95% 11/15/2050, LOC Bank of America NA VRDN (b)	22,835,000	22,835,000
Metropolitan Transn Auth NY Rv Series SUB 2012G 3, 3% 11/1/2031, LOC Royal Bank of Canada/New York NY VRDN (b)	4,195,000	4,195,000
New York City Ida Indl Dev Rev (Tiago Holdings Llc Proj.) 2.21% 1/1/2037, LOC TD Bank NA VRDN (b)(e)	32,215,000	32,215,000
New York City Transitional Finance Authority (New York N Y City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 A 2, 2.95% 5/1/2055 (Liquidity Facility Bank of America NA) VRDN (b)	79,130,000	79,130,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev (Cook Street Housing Llc Proj.) 2.6% 9/1/2040, LOC JPMorgan Chase Bank NA VRDN (b)(e)	3,380,000	3,380,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev (Intervale Gardens Llc Proj.) 2.1% 12/1/2038, LOC Citibank NA VRDN (b)(e)	2,560,000	2,560,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev 2.1% 12/1/2038, LOC Citibank NA VRDN (b)(e)	2,715,000	2,715,000
New York NY City Indl Dev Agy (Various Capital Projects) 2.95% 5/1/2033, LOC Bank of America NA VRDN (b)	12,440,000	12,440,000
New York NY City Transitional Fin Auth Rev 3.05% 8/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,065,000	5,065,000
New York NY City Transitional Fin Auth Rev Series 2013C 4, 3.05% 11/1/2036 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	1,500,000	1,500,000
New York NY City Transitional Fin Auth Rev Series 2016, 2.95% 8/1/2041 (Liquidity Facility Bank of America NA) VRDN (b)	19,505,000	19,505,000
New York NY City Transitional Fin Auth Rev Series A 4, 3.1% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	29,950,000	29,950,000
New York NY City Transitional Fin Auth Rev Series A-3, 3.06% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	26,885,000	26,885,000
New York NY City Transitional Fin Auth Rev Series B 4, 3.05% 8/1/2042 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	10,585,000	10,585,000
New York NY City Transitional Fin Auth Rev Series D 4, 2.15% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	30,875,000	30,875,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2013 C 5, 2.16% 11/1/2041 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	1,350,000	1,350,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2019 C 4, 3.05% 11/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (b)	21,400,000	21,400,000
New York NY Cty Hsg Dev Corp Multifamily Rev (155 W. 21st St. Llc Proj.) 2.4% 11/15/2037, LOC Fannie Mae VRDN (b)(e)	37,800,000	37,800,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Gotham Organization Inc Proj.) 2.6% 8/15/2032, LOC Fannie Mae VRDN (b)(e)	49,400,000	49,400,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Related Companies Proj.) 2.6% 6/15/2034, LOC Fannie Mae VRDN (b)(e)	41,600,000	41,600,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Rockrose Development Proj.) 2.15% 4/15/2036, LOC Fannie Mae VRDN (b)	1,600,000	1,600,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Sierra Nyc Llc Proj.) 2.6% 3/15/2033, LOC Fannie Mae VRDN (b)(e)	39,000,000	39,000,000
New York NY Cty Muni Wtr Fin Auth 2.95% 6/15/2043 (Liquidity Facility TD Bank NA) VRDN (b)	10,060,000	10,060,000
New York NY Cty Muni Wtr Fin Auth 3.05% 6/15/2044 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,540,000	5,540,000
New York NY Cty Muni Wtr Fin Auth 3.1% 6/15/2041 (Liquidity Facility Truist Bank) VRDN (b)	1,120,000	1,120,000
New York NY Cty Muni Wtr Fin Auth Series 2014 AA 3, 2.95% 6/15/2049 (Liquidity Facility TD Bank NA) VRDN (b)	22,890,000	22,890,000
New York NY Cty Muni Wtr Fin Auth Series 2014AA 4, 3% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	25,300,000	25,300,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 1, 2.95% 6/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	2,400,000	2,400,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2.95% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	2,100,000	2,100,000
New York NY Cty Muni Wtr Fin Auth Series BB 1A, 3% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	13,925,000	13,925,000
New York NY Cty Muni Wtr Fin Auth Series BB 1B, 3% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	19,580,000	19,580,000
New York NY Cty Muni Wtr Fin Auth Series DD 2, 3.05% 6/15/2043 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	1,300,000	1,300,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 CC, 3.05% 6/15/2053 (Liquidity Facility Barclays Bank PLC) VRDN (b)	3,605,000	3,605,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 1, 2.95% 6/15/2055 (Liquidity Facility TD Bank NA) VRDN (b)	13,325,000	13,325,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 2, 3.04% 6/15/2055 (Liquidity Facility Bank of New York Mellon) VRDN (b)	8,200,000	8,200,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 CC, 2.95% 6/15/2056 (Liquidity Facility TD Bank NA) VRDN (b)	5,350,000	5,350,000
New York NY Hsg Dev Multi Rev (119 Manhattan Equities Llc Proj.) 2.1% 6/1/2036, LOC Citibank NA VRDN (b)(e)	10,120,000	10,120,000
New York NY Hsg Dev Multi Rev (3463 Third Avenue Realty Llc Proj.) 2.05% 7/1/2037, LOC Citibank NA VRDN (b)(e)	3,050,000	3,050,000
New York NY Hsg Dev Multi Rev (89 Murray Street Associates Llc Proj.) 2.6% 6/15/2039, LOC Fannie Mae VRDN (b)(e)	19,400,000	19,400,000
New York NY Hsg Dev Multi Rev (Beacon Mews Llc Proj.) 2.4% 4/1/2039, LOC Citibank NA VRDN (b)(e)	6,500,000	6,500,000
New York NY Hsg Dev Multi Rev (East Clarke Place Associates Ii Llc Proj.) 2.4% 9/1/2037, LOC JPMorgan Chase Bank NA VRDN (b)(e)	3,630,000	3,630,000
New York NY Hsg Dev Multi Rev (Ibec Living Proj.) 2.1% 6/1/2037, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	27,400,000	27,400,000
New York NY Hsg Dev Multi Rev (Related Companies Proj.) 2.4% 12/1/2036, LOC Landesbank Baden-Wuerttemberg VRDN (b)(e)	67,000,000	67,000,000
New York St Dorm Auth Revs Non St Supported Debt (Fordham University Proj.) 2.17% 7/1/2032, LOC Bank of America NA VRDN (b)	3,100,000	3,100,000
New York St Dorm Auth Revs Non St Supported Debt (Fordham University Proj.) 2.17% 7/1/2032, LOC Bank of America NA VRDN (b)	1,000,000	1,000,000
New York St Hsg Fin Agy Rev (1500 Lexington Associates Llc Proj.) 2.35% 5/15/2034, LOC Fannie Mae VRDN (b)(e)	14,900,000	14,900,000
New York St Hsg Fin Agy Rev (326 Riverdale Owners Llc Proj.) 2.15% 11/1/2041, LOC Bank of America NA VRDN (b)	5,950,000	5,950,000
New York St Hsg Fin Agy Rev (39th Street Associates Llc Proj.) 2.4% 11/15/2031, LOC Fannie Mae VRDN (b)(e)	33,700,000	33,700,000
New York St Hsg Fin Agy Rev (39th Street Associates Llc Proj.) 2.4% 11/15/2031, LOC Fannie Mae VRDN (b)(e)	18,800,000	18,800,000
New York St Hsg Fin Agy Rev (420 West 42nd Street Llc Proj.) 2.4% 11/1/2032, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	2,800,000	2,800,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.4% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	68,500,000	68,500,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.4% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	38,295,000	38,295,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.4% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	17,400,000	17,400,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.4% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	6,400,000	6,400,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.6% 5/1/2029, LOC Fannie Mae VRDN (b)(e)	28,300,000	28,300,000
New York St Hsg Fin Agy Rev (Atlantic Development Group Llc Proj.) 2.4% 11/1/2036, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	39,800,000	39,800,000
New York St Hsg Fin Agy Rev (Brodsky Organization Proj.) 2.4% 11/15/2033, LOC Fannie Mae VRDN (b)(e)	22,200,000	22,200,000
New York St Hsg Fin Agy Rev (Chelsea Associates Llc Proj.) 2.4% 5/15/2031, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)(e)	18,700,000	18,700,000
New York St Hsg Fin Agy Rev (Chelsea Associates Llc Proj.) 2.4% 5/15/2031, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)(e)	15,360,000	15,360,000
New York St Hsg Fin Agy Rev (Douglaston Development Proj.) 2.4% 5/15/2041, LOC Fannie Mae VRDN (b)(e)	111,705,000	111,705,000
New York St Hsg Fin Agy Rev (Durst Organization Proj.) 2.05% 5/15/2036, LOC Fannie Mae VRDN (b)(e)	57,200,000	57,200,000
New York St Hsg Fin Agy Rev (Durst Organization Proj.) 2.05% 5/15/2036, LOC Fannie Mae VRDN (b)(e)	22,300,000	22,300,000
New York St Hsg Fin Agy Rev (Glenwood Management Proj.) 2.6% 11/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	41,500,000	41,500,000
New York St Hsg Fin Agy Rev (Mount Sinai Medical Center, Ny Proj.) 2.1% 5/1/2044, LOC TD Bank NA VRDN (b)	48,745,000	48,745,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.05% 5/15/2033, LOC Fannie Mae VRDN (b)(e)	51,000,000	51,000,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.05% 5/15/2033, LOC Fannie Mae VRDN (b)(e)	28,825,000	28,825,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.15% 5/15/2033, LOC Fannie Mae VRDN (b)(e)	49,000,000	49,000,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.45% 11/15/2029, LOC Fannie Mae VRDN (b)(e)	51,400,000	51,400,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.05% 5/15/2041, LOC Fannie Mae VRDN (b)(e)	212,875,000	212,875,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.25% 5/15/2041, LOC Fannie Mae VRDN (b)(e)	6,500,000	6,500,000
New York St Hsg Fin Agy Rev (Various Capital Projects) Series 2013A, 3.2% 11/1/2046, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)	4,225,000	4,225,000
New York St Hsg Fin Agy Rev (Various Capital Projects) Series 2014A, 3.2% 11/1/2046, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)	10,990,000	10,990,000
New York St Hsg Fin Agy Rev (Yarrow Llc Proj.) 2.22% 11/1/2036, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (b)	850,000	850,000
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.3% 11/1/2039, LOC Mizuho Bank Ltd VRDN (b)(e)	31,890,000	31,890,000
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.35% 11/1/2039, LOC Mizuho Bank Ltd VRDN (b)(e)	19,500,000	19,500,000
New York State Housing Finance Agency (42nd And 10th Associates, L.L.C. Proj.) 2.35% 11/1/2041, LOC Barclays Bank PLC VRDN (b)(e)	50,000,000	50,000,000
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 3, 2.12% 5/1/2061 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	15,000,000	15,000,000
NY Mta Dedicated Tax Fund Series 2008A 1, 2.95% 11/1/2031, LOC TD Bank NA VRDN (b)	20,025,000	20,025,000
Triborough Brdg & Tunl NY Revs Series 2005 A, 2.25% 11/1/2041, LOC Barclays Bank PLC VRDN (b)	27,350,000	27,350,000
Triborough Brdg & Tunl NY Revs Series 2005B 4A, 2.95% 1/1/2032, LOC TD Bank NA VRDN (b)	2,590,000	2,590,000
Triborough Brdg & Tunl NY Revs Series SUB 2005B3, 2.95% 1/1/2035, LOC Bank of America NA VRDN (b)	20,685,000	20,685,000
TOTAL NEW YORK		2,247,740,000
North Carolina - 0.1%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.35% 11/1/2033 VRDN (b)(e)	4,600,000	4,600,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.3% 4/1/2031 VRDN (b)(e)	5,639,000	5,639,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.35% 3/1/2029 VRDN (b)(e)	2,500,000	2,500,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.37% 4/1/2030 VRDN (b)(e)	100,000	100,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.35% 8/1/2029 VRDN (b)(e)	2,900,000	2,900,000
TOTAL SOUTH CAROLINA		11,139,000
West Virginia - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 2.35% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(e)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,401,960,000)		2,401,960,000

Commercial Paper - 1.9%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Long Island Pwr Auth NY Elec 2.5% 8/5/2026, LOC TD Bank NA CP	2.50	23,000,000	23,000,000
Long Island Pwr Auth NY Elec 2.53% 8/6/2026, LOC TD Bank NA CP	2.53	15,500,000	15,500,000
Long Island Pwr Auth NY Elec 2.55% 9/3/2026, LOC Barclays Bank PLC CP	2.55	9,000,000	9,000,000
New York St Pwr Auth 2.52% 10/5/2026 CP	2.52	7,750,000	7,750,000
New York St Pwr Auth 2.52% 8/4/2026 CP	2.52	20,500,000	20,500,000
New York St Pwr Auth 2.52% 8/5/2026 CP	2.52	24,472,000	24,472,000
TOTAL COMMERCIAL PAPER (Cost $100,222,000)			100,222,000

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $179,388,344)	2.68	179,353,916	179,388,344

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $5,070,391,710)	5,070,391,710
NET OTHER ASSETS (LIABILITIES) - 1.2%	60,172,475
NET ASSETS - 100.0%	5,130,564,185

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $230,940,015 or 4.5% of net assets.

(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.39% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.39% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025 - 5/13/2026	900,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 2.39%	6/3/2025 - 6/4/2026	1,300,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 2.39%	6/20/2025	625,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 2.39% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.39% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.39% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	400,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 2.39% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	1,000,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 2.39% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	760,000

Arizona Ind Dev Auth Participating VRDN 2.39% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/18/2025	300,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	3,900,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.46% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,520,015

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,980,000

Delaware County Cap Res Corp NY Rev Participating VRDN Series 2025 BAML5068, 2.21% 4/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	23,625,000

Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 2.39% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024	1,400,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2026 MIZ9267, 2.44% 6/30/2029 (Liquidity Facility Mizuho Capital Markets LLC)	7/1/2026	19,000,000

Iowa Fin Auth Rev Participating VRDN Series 2026 MIZ9261, 2.46% 5/27/2029 (Liquidity Facility Mizuho Capital Markets LLC)	6/4/2026	900,000

Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 2.39% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	900,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.39% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	1,100,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.39% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	1,155,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.46% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025 - 3/17/2026	58,600,000

New York St Hsg Fin Agy Rev Participating VRDN Series 2025 MIZ9226, 2.39% 8/14/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/15/2025	51,680,000

New York St Hsg Fin Agy Rev Participating VRDN Series 2025 MIZ9239, 2.46% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/23/2025	18,000,000

New York St Hsg Fin Agy Rev Participating VRDN Series 2026 MIZ9256, 2.46% 4/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	4/2/2026	15,000,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.39% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	600,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.46% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,700,000

Sleepy Hollow NY Loc Dev Corp Rev Participating VRDN Series 2026 MIZ9250, 2.46% 2/1/2066 (Liquidity Facility Mizuho Capital Markets LLC)	3/3/2026	19,695,000

St Louis MO Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.39% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	700,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.39% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	1,200,000

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	408,628,882	643,137,514	872,378,052	2,730,677	-	-	179,388,344	179,353,916
	408,628,882	643,137,514	872,378,052	2,730,677	-	-	179,388,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$4,891,003,366
Investments in securities, at value - affiliated issuers	179,388,344
Cash	1,308,833
Receivable for investments sold	30,000,000
Receivable for investments sold, delayed delivery	1,220,588
Receivable for fund shares sold	57,758,718
Interest receivable	20,917,811
Distributions receivable from affiliated funds	398,019
Receivable from investment adviser for expense reductions	118,991
Other receivables	148
Total assets	5,182,114,818
Liabilities
Payable for investments purchased	20,307,612
Payable for investments purchased, delayed delivery	15,412,516
Payable for fund shares redeemed	13,740,072
Distributions payable	877,051
Accrued management fee	845,446
Transfer agent fee payable	302,323
Other payables and accrued expenses	5
Interest payable	65,608
Total liabilities	51,550,633
Net Assets	$5,130,564,185
Net assets consist of:
Paid in capital	5,130,593,496
Total accumulated earnings (loss)	(29,311)
Net Assets	$5,130,564,185

Net Asset Value and Maximum Offering
Fidelity® New York Municipal Money Market Fund
Net Asset Value, offering price and redemption price per share ($83,026,920/83,085,698 shares)	$1.00
Institutional Class
Net Asset Value, offering price and redemption price per share ($3,134,679,340/3,132,662,411 shares)	$1.00
Premium Class
Net Asset Value, offering price and redemption price per share ($1,912,857,925/1,911,454,073 shares)	$1.00

Other Information
Unaffiliated issuers, cost	4,891,003,366
Affiliated issuers, cost	179,388,344
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$2,730,677
Interest	59,120,903
Total investment income	61,851,580
Expenses
Management fee	4,977,407
Transfer agent fees	1,768,198
Independent trustees' fees and expenses	5,398
Total expenses	6,751,003
Expense reimbursements and reductions	(796,038)
Total expenses after reductions	5,954,965
Net investment income (loss)	55,896,615
Net realized gain (loss)
Investments - unaffiliated issuers	28,825
Net realized gain (loss)	28,825
Total change in net unrealized appreciation (depreciation)	-
Net gain (loss)	28,825
Net increase (decrease) in net assets resulting from operations	$55,925,440

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,896,615	$111,699,958
Net realized gain (loss)	28,825	26,075
Net increase (decrease) in net assets resulting from operations	55,925,440	111,726,033
Distributions to shareholders
Distributions to shareholders	(55,897,318)	(111,699,000)
Total distributions	(55,897,318)	(111,699,000)
Net increase (decrease) in net assets resulting from share transactions	178,311,010	732,155,281
Total increase (decrease) in net assets	178,339,132	732,182,314
Net Assets
Beginning of period	4,952,225,053	4,220,042,739
End of period	$5,130,564,185	$4,952,225,053
Financial Highlights
Fidelity® New York Municipal Money Market Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.01	.02	.03	.03	.01
Net realized and unrealized gain (loss)	- C	- C	- C	- C	- C
Total from investment operations	.01	.02	.03	.03	.01
Distributions
Distributions from net investment income	(.01)	(.02)	(.03)	(.03)	(.01)
Total distributions	(.01)	(.02)	(.03)	(.03)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D, E	1.04%	2.32%	2.96%	3.01%	.74%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.42% H	.42%	.42%	.42%	.42% H
Ratio of expenses to average net assets net of fee waivers, if any	.42% H	.42%	.42%	.42%	.42% H
Ratio of expenses to average net assets net of all reductions, if any	.42% H	.42%	.42%	.42%	.42% H
Ratio of net investment income (loss) to average net assets	2.09% H	2.28%	2.91%	2.98%	2.01% H
Net assets, end of period	$83,026,920	$76,701,947	$50,295,370	$45,554,660	$7,289,560

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
Fidelity® New York Municipal Money Market Fund Institutional Class

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.01	.03	.03	.03	.01	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	- B
Total from investment operations	.01	.03	.03	.03	.01	- B
Distributions
Distributions from net investment income	(.01)	(.03)	(.03)	(.03)	(.01)	- B
Total distributions	(.01)	(.03)	(.03)	(.03)	(.01)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C, D	1.15%	2.55%	3.19%	3.24%	1.23%	.01%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.25% G	.25%	.25%	.25%	.25%	.26%
Ratio of expenses to average net assets net of fee waivers, if any	.20% G	.20%	.20%	.20%	.20%	.09%
Ratio of expenses to average net assets net of all reductions, if any	.20% G	.20%	.20%	.20%	.20%	.09%
Ratio of net investment income (loss) to average net assets	2.30% G	2.50%	3.13%	3.19%	1.46%	.01%
Net assets, end of period	$3,134,679,340	$3,140,372,903	$2,564,452,275	$1,784,810,681	$1,392,460,461	$950,124,673

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.
Fidelity® New York Municipal Money Market Fund Premium Class

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.01	.02	.03	.03	.01	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	- B
Total from investment operations	.01	.02	.03	.03	.01	- B
Distributions
Distributions from net investment income	(.01)	(.02)	(.03)	(.03)	(.01)	- B
Total distributions	(.01)	(.02)	(.03)	(.03)	(.01)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C, D	1.10%	2.45%	3.09%	3.14%	1.14%	.01%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.30% G	.30%	.30%	.30%	.30%	.31%
Ratio of expenses to average net assets net of fee waivers, if any	.30% G	.30%	.30%	.30%	.29%	.09%
Ratio of expenses to average net assets net of all reductions, if any	.30% G	.30%	.30%	.30%	.29%	.09%
Ratio of net investment income (loss) to average net assets	2.20% G	2.40%	3.03%	3.09%	1.36%	.01%
Net assets, end of period	$1,912,857,925	$1,735,150,203	$1,605,295,094	$1,480,351,919	$1,291,456,559	$405,747,130

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund offers the classes of shares listed below.

Fidelity® New York Municipal Money Market Fund	Fidelity® New York Municipal Money Market Fund, Institutional Class, and Premium Class
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Shares of the Fund are only available for purchase by retail shareholders.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date.

The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® New York Municipal Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® New York Municipal Money Market Fund	5,070,391,710	3,989	(3,989)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Total capital loss carryforward ($)
Fidelity® New York Municipal Money Market Fund	(162,585)	(162,585)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® New York Municipal Money Market Fund	0.20

The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Pursuant to the expense contract, the investment adviser pays class-level operating expenses for Premium Class so that total expenses, except certain  miscellaneous expenses such as interest expense, do not exceed the level of class-level average net assets presented in the table below.

Annual Expense Contract Rate (%)
Fidelity® New York Municipal Money Market Fund	.35

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® New York Municipal Money Market Fund	85,894	asset-based	0.22
Institutional Class	770,057	asset-based	0.05
Premium Class	912,247	asset-based	0.10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® New York Municipal Money Market Fund	29,600,000	23,645,000	-

  4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® New York Municipal Money Market Fund
Institutional Class	0.20	None	795,740

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® New York Municipal Money Market Fund	298

  5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® New York Municipal Money Market Fund
Fidelity® New York Municipal Money Market Fund	806,614	1,300,531
Institutional Class	35,156,431	69,753,292
Premium Class	19,934,273	40,645,177
Total	55,897,318	111,699,000

  6. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® New York Municipal Money Market Fund
Fidelity® New York Municipal Money Market Fund
Shares sold	55,830,616	95,624,953	55,830,616	95,624,953
Reinvestment of distributions	759,554	1,181,315	759,555	1,181,315
Shares redeemed	(50,260,193)	(70,376,052)	(50,260,193)	(70,376,052)
Net increase (decrease)	6,329,977	26,430,216	6,329,978	26,430,216
Institutional Class
Shares sold	2,132,425,380	4,110,258,724	2,132,425,379	4,110,258,724
Reinvestment of distributions	32,048,214	63,578,321	32,048,214	63,578,321
Shares redeemed	(2,170,104,746)	(3,598,034,515)	(2,170,104,745)	(3,598,034,515)
Net increase (decrease)	(5,631,152)	575,802,530	(5,631,152)	575,802,530
Premium Class
Shares sold	910,058,685	1,475,537,030	910,058,685	1,475,537,029
Reinvestment of distributions	17,765,868	36,424,059	17,765,868	36,424,059
Shares redeemed	(750,212,369)	(1,382,038,553)	(750,212,369)	(1,382,038,553)
Net increase (decrease)	177,612,184	129,922,536	177,612,184	129,922,535

  7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.536272.129
NYS-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026